Partnership Distributions - Incentive Distribution Rights Table (details) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2008	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit		$ 0.23125	[1]	$ 0.21375	$ 0.19750	$ 0.17875	$ 0.03587
Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.300	$ 0.600	[2]	$ 0.580	$ 0.560	$ 0.540	$ 0.520	$ 0.500	$ 0.480	$ 0.460	$ 0.440	$ 0.420	$ 0.405	$ 0.390
Thereafter [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.450
Unitholders [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	98.00%
Unitholders [Member] | First Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	98.00%
Unitholders [Member] | Second Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	85.00%
Unitholders [Member] | Third Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	75.00%
Unitholders [Member] | Thereafter [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	50.00%
General Partner [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	2.00%
General Partner [Member] | First Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	2.00%
General Partner [Member] | Second Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	15.00%
General Partner [Member] | Third Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	25.00%
General Partner [Member] | Thereafter [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Marginal Percentage Interest In Distributions	50.00%
Minimum [Member] | First Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.300
Minimum [Member] | Second Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.345
Minimum [Member] | Third Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.375
Maximum [Member] | First Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.345
Maximum [Member] | Second Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.375
Maximum [Member] | Third Target [Member] | Western Gas Partners [Member]
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Total quarterly distribution per unit	$ 0.450

[1]	On January 20, 2014, the board of directors of WGP GP declared a cash distribution to WGP unitholders of $0.23125 per unit, or $50.6 million in aggregate. The cash distribution was paid on February 21, 2014, to WGP unitholders of record at the close of business on January 31, 2014.
[2]	On January 20, 2014, the board of directors of WES GP declared a cash distribution to WES unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to WES unitholders of record at the close of business on January 31, 2014.